Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025		Dec. 31, 2024
Goodwill [Line Items]
Goodwill	$ 18,856		$ 26,753
Adjustments	781	[1]	(1,222)	[2]
Goodwill	19,637		18,856
North America [Member]
Goodwill [Line Items]
Goodwill	0		6,675
Adjustments	0	[1]	0	[2]
Goodwill	0		0
International [Member]
Goodwill [Line Items]
Goodwill	18,856		20,078
Adjustments	781	[1]	(1,222)	[2]
Goodwill	$ 19,637		$ 18,856

[1]	The adjustments to goodwill pertain to foreign currency translation adjustments, which totaled positive $0.8 million for the three months ended March 31, 2025.
[2]	The adjustments to goodwill pertain to foreign currency translation adjustments, which totaled negative $1.2 million for the twelve months ended December 31, 2024.